Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Details) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, share-based payments	$ 396,054	$ 302,438
Key management personnel compensation, short-term employee benefits	181,442	85,819
Key management personnel compensation, deferred bonus	0	11,412
Key management personnel compensation, Total	$ 577,496	$ 399,669